Other Assets and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Other Assets and Other Liabilities [Abstract]
Schedule of deferred expenses and other assets, net
Deferred expenses and other assets, net, consist of the following items ($ in thousands):

	As of December 31,
	2016	2015
Intangible assets, net(1)	$30,727	$33,532
Other receivables(2)	52,820	22,557
Other assets	35,189	36,665
Restricted cash	25,883	26,657
Leasing costs, net(3)	11,802	18,668
Corporate furniture, fixtures and equipment, net(4)	5,691	4,405
Deferred expenses and other assets, net	$162,112	$142,484

_______________________________________________________________________________

(1)
Intangible assets, net includes above market and in-place lease assets related to the acquisition of real estate assets. Accumulated amortization on intangible assets, net was $31.9 million and $36.8 million as of December 31, 2016 and 2015, respectively. The amortization of above market leases decreased operating lease income in the Company's consolidated statements of operations by $3.9 million, $6.4 million and $8.6 million for the years ended December 31, 2016, 2015, and 2014, respectively. These intangible lease assets are amortized over the term of the lease. The amortization expense for in-place leases was $1.9 million, $3.6 million and $6.7 million for the years ended December 31, 2016, 2015, and 2014, respectively. These amounts are included in "Depreciation and amortization" in the Company's consolidated statements of operations.

(2)	As of December 31, 2016 and 2015, includes $26.0 million and $11.3 million, respectively, of receivables related to the construction and development of an amphitheater (refer to Note 5).

(3)	Accumulated amortization of leasing costs was $6.7 million and $9.8 million as of December 31, 2016 and 2015, respectively.

(4)	Accumulated depreciation on corporate furniture, fixtures and equipment was $9.0 million and $8.1 million as of December 31, 2016 and 2015, respectively.

Schedule of accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consist of the following items ($ in thousands):

	As of December 31,
	2016	2015
Other liabilities(1)	$75,993	$80,332
Accrued expenses(2)	72,693	68,937
Accrued interest payable	54,033	55,081
Intangible liabilities, net(3)	8,851	10,485
Accounts payable, accrued expenses and other liabilities	$211,570	$214,835

_______________________________________________________________________________

(1)
As of December 31, 2016 and 2015, "Other liabilities" includes $24.0 million and $14.5 million, respectively, related to profit sharing arrangements with developers for certain properties sold. As of December 31, 2016 and 2015, includes $2.0 million and $4.6 million, respectively, associated with "Real estate available and held for sale" on the Company's consolidated balance sheets. As of December 31, 2016 and 2015, "Other liabilities" also includes $8.5 million and $6.6 million, respectively related to tax increment financing bonds which were issued by government entities to fund development within two of the Company's land projects. The amount represents tax assessments associated with each project, which will decrease as the Company sells units.

(2)
As of December 31, 2016 and 2015, accrued expenses includes $1.7 million and $5.5 million, respectively, associated with "Real estate available and held for sale" on the Company's consolidated balance sheets.

(3)
Intangible liabilities, net includes below market lease liabilities related to the acquisition of real estate assets. Accumulated amortization on below market leases was $6.4 million and $6.6 million as of December 31, 2016 and 2015, respectively. The amortization of below market leases increased operating lease income in the Company's consolidated statements of operations by $1.1 million, $1.5 million and $2.5 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Schedule of expense from the amortization of lease intangible assets and liabilities	The estimated expense from the amortization of in-place leases for each of the five succeeding fiscal years is as follows ($ in thousands):

2017	$2,137
2018	1,789
2019	1,750
2020	1,721
2021	1,675